Segment Reporting (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Segment Reporting Information [Line Items]
Operating segments that meet the threshold to qualify as reportable segments | segment									2
Revenues
Revenues									$ 997,137	$ 634,185	$ 454,851
Operating income (loss)
Amortization of intangible assets									(61,667)	(25,694)	0
Merger and integration costs									(21,923)	(45,745)	(11,879)
Fair value adjustments and impairment of intangible assets									0	(19,909)	7,512
Income (loss) from operations	$ 37,213	$ 20,000	$ 27,596	$ 25,723	$ 18,875	$ (57,127)	$ 4,184	$ 11,328	110,532	(22,740)	52,209
Strayer University
Revenues
Revenues									536,969	477,839	454,851
Operating income (loss)
Income (loss) from operations									103,409	62,294	56,576
Capella University
Revenues
Revenues									460,168	156,346	0
Operating income (loss)
Income (loss) from operations									90,713	6,314	0
Segment Reconciling Items
Operating income (loss)
Amortization of intangible assets									$ (61,667)	$ (25,694)	$ 0